SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)		3 Months Ended		9 Months Ended	12 Months Ended
	Apr. 22, 2024 $ / shares shares	Mar. 31, 2026 USD ($) Integer $ / shares	Mar. 31, 2025 USD ($) $ / shares	Sep. 30, 2025 USD ($)	Dec. 31, 2025 USD ($) Integer $ / shares	Dec. 31, 2024 USD ($) $ / shares
Property, Plant, and Equipment [Line Items]
Amortization of above and below market leases		$ 1,244	$ 1,022		$ 4,753	$ 4,641
Amortization of intangible assets					0	300,000
Net deferred leasing costs		1,200,000			1,300,000	1,700,000
Operating lease term		83,447	134,776		500,000	500,000
Cash, cash equivalent, restricted cash		5,171,903			7,422,359	8,036,496
Restricted cash		3,600,000			5,700,000	5,000,000.0
Federal deposit insurance corporation amount		250,000			250,000
Deferred offering costs		287,666			279,603
Impairment of real estate		(75,639)	(26,943)		(339,609)	(406,374)
Marketable securities		0			0
Liabilities, fair value disclosure		0			0	0
Equity securities		5,885			3,900	206,177
Depreciation, depletion and amortization		998,969	1,244,104		4,862,267	5,515,518
Cash, uninsured amount					1,300,000	1,000,000.0
Allowance for credit loss					0	0
Amount of amortization expense		$ 53,987	$ 68,923		$ 281,245	$ 351,291
Represents the percentage of distributed taxable income					90.00%
Diluted net loss per share | $ / shares		$ 0.10	$ (1.31)		$ 8.65	$ 22.50
Basic net loss per share | $ / shares		$ 0.10	$ (1.31)		$ 8.65	$ 22.50
Conduit Pharmaceuticals Inc [Member]
Property, Plant, and Equipment [Line Items]
Equity securities		$ 5,885			$ 3,900
Private Warrants [Member] | Conduit Pharmaceuticals Inc [Member]
Property, Plant, and Equipment [Line Items]
Class of warrant | shares	540,000
Exercise price of warrants | $ / shares	$ 3.12
Warrants and rights outstanding, term	2 years
Warrants and rights outstanding exercisable period	1 year
Fair Value, Inputs, Level 1 [Member]
Property, Plant, and Equipment [Line Items]
Marketable securities					0
Domestic Tax Jurisdiction [Member]
Property, Plant, and Equipment [Line Items]
Estimated future operating loss carryforwards					27,100,000
Polar Multi Strategy Master Fund [Member] | Notes Payable to Banks [Member]
Property, Plant, and Equipment [Line Items]
Debt issuance costs, net					700,000	$ 700,000
Amount of amortization expense					281,245	351,291
NTRProperty Management [Member]
Property, Plant, and Equipment [Line Items]
Goodwill, impairment loss					72,000
Real Estate Investment [Member]
Property, Plant, and Equipment [Line Items]
Impairment of real estate					6,400,000
Conduit Pharmaceuticals Inc [Member]
Property, Plant, and Equipment [Line Items]
Equity securities		$ 5,885			$ 3,900	200,000
Lock-up agreement, shares | shares	2,700,000
Investment owned, balance, shares | shares	4,015,250
Conduit Pharmaceuticals Inc [Member] | CDT Common Stock [Member]
Property, Plant, and Equipment [Line Items]
Proceeds from sale, maturity and collection of investments				$ 13,990
Model Home [Member]
Property, Plant, and Equipment [Line Items]
Number of properties classified as held for sale | Integer		4			5
Impairment of real estate					$ 300,000
Commercial Property [Member]
Property, Plant, and Equipment [Line Items]
Number of properties classified as held for sale | Integer					1
Impairment of real estate		$ 524,373	$ 26,943		$ 6,000,000.0
Dakota Center [Member]
Property, Plant, and Equipment [Line Items]
Impairment of real estate		3,500,000			3,500,000
Shea Center II [Member]
Property, Plant, and Equipment [Line Items]
Impairment of real estate					2,500,000
Finitelived Intangibles Other Than Lease Intangibles [Member]
Property, Plant, and Equipment [Line Items]
Amortization of intangible assets		$ 1,540	$ 13,145
Lease Agreements [Member]
Property, Plant, and Equipment [Line Items]
Amortization of intangible assets					$ 15,670	$ 17,526
Maximum [Member]
Property, Plant, and Equipment [Line Items]
Real estate and accumulated term		5 years			5 years
Maximum [Member] | Lease Intangibles [Member]
Property, Plant, and Equipment [Line Items]
Real estate and accumulated term					10 years
Minimum [Member]
Property, Plant, and Equipment [Line Items]
Real estate and accumulated term		1 year			1 year
Leasehold Improvements [Member] | Maximum [Member]
Property, Plant, and Equipment [Line Items]
Real estate and accumulated term		10 years			10 years
Leasehold Improvements [Member] | Minimum [Member]
Property, Plant, and Equipment [Line Items]
Real estate and accumulated term					1 year
Building [Member]
Property, Plant, and Equipment [Line Items]
Real estate and accumulated term					39 years
Furniture and Fixtures [Member] | Maximum [Member]
Property, Plant, and Equipment [Line Items]
Real estate and accumulated term					5 years
Furniture and Fixtures [Member] | Minimum [Member]
Property, Plant, and Equipment [Line Items]
Real estate and accumulated term					4 years